CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Summary of reconciliation of class A common stock subject to possible redemption

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Plus:
Accretion of carrying value to redemption value	16,046,813

Class A ordinary shares subject to possible redemption as of December 31, 2021	275,000,000
Plus:
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	6,015,625
Less:
Increase in redemption value of Class A ordinary shares subject to possible redemption	(3,166,410)

Class A ordinary shares subject to possible redemption as of December 31, 2022	$277,849,215